PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions reconciliation
Provisions at beginning of period	$ 896.5
Additions	53.6
Reductions	(15.2)
Reclamation spending	(39.6)
Accretion	23.0
Reclamation expense	6.6
Provisions at end of period	924.9	$ 896.5
Current portion	63.8
Non-current portion	861.1
Other operating expense	186.5	108.5
Reclamation and remediation obligations
Provisions reconciliation
Provisions at beginning of period	866.1
Additions	45.0
Reductions	(5.0)
Reclamation spending	(39.6)
Accretion	23.0
Reclamation expense	6.6
Provisions at end of period	896.1	866.1
Current portion	58.7
Non-current portion	837.4
Other operating expense	6.6	11.9
Letter of credit issued to various agencies	379.9	391.9
Surety bonds	$ 289.3	$ 275.7
Reclamation and remediation obligations | Minimum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	0.40%	1.70%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.10%	2.20%
Reclamation and remediation obligations | Maximum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	13.30%	14.70%
Inflation rate used in estimating the site restoration cost obligation (in percent)	4.00%	4.00%
Other
Provisions reconciliation
Provisions at beginning of period	$ 30.4
Additions	8.6
Reductions	(10.2)
Provisions at end of period	28.8	$ 30.4
Current portion	5.1
Non-current portion	$ 23.7